Accounts Payable and Accrued Liabilities and Provisions	12 Months Ended
Aug. 31, 2020
Accounts Payable and Accrued Liabilities and Provisions [Abstract]
Accounts Payable and Accrued Liabilities and Provisions
12	Accounts Payable and Accrued Liabilities and Provisions

Accounts payable and accrued liabilities

	As at August 31,
	2020	2019

Trade	$21,407	$27,996
Salaries and social benefits	17,998	19,716
Forward exchange contracts (note 6)	110	845
Other	1,833	2,233
	$41,348	$50,790

Provisions

	As at August 31,
	2020	2019

Warranty	$380	$356
Restructuring charges (note 4)	3,626	1,133
Other	2,568	2,313
	$6,574	$3,802